Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000243875 [Member]
Shareholder Report [Line Items]
Fund Name	Astoria US Equal Weight Quality Kings ETF
Class Name	Astoria US Equal Weight Quality Kings ETF
Trading Symbol	ROE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of July 31, 2023 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.astoriaadvisorsetfs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$44	0.49%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 15.49% (NAV) during the Period. The Fund’s allocations to information technology, consumer discretionary, and industrials sectors were the largest drivers of the return, while exposure to utilities, consumer staples, and materials sectors were the smallest contributors to the Fund’s performance. The Fund’s large-cap holdings overall positively contributed to the lion share of the Fund’s return, while the Fund’s mid-cap constituents marginally detracted from performance in total.
Below are the largest contributors and detractors to the Fund’s performance. Super Micro Computer, Inc. gained 132.41% for the period overall and accounted for 2.21% of the Fund’s performance.

Largest Contributors	Sector	Contribution
Super Micro Computer, Inc.	Information Technology	2.21%
NVIDIA Corporation	Information Technology	1.10%
Williams-Sonoma, Inc.	Consumer Discretionary	0.87%
QUALCOMM Incorporated	Information Technology	0.55%
The largest detractor was ON Semiconductor Corporation, which fell 32.43% for the period overall and detracted 0.35% of the Fund’s performance.

Largest Detractors	Sector	Contribution
ON Semiconductor Corporation	Information Technology	-0.35%
Polaris Inc.	Consumer Discretionary	-0.32%
Charter Communications, Inc. Class A	Communication Services	-0.32%
Organon & Co.	Health Care	-0.26%

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (7/31/2023)
Astoria US Equal Weight Quality Kings ETF - NAV	15.49%
Astoria US Equal Weight Quality Kings ETF - Market	15.48%
S&P 500 Index	16.50%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.astoriaadvisorsetfs.com for more recent performance information.

Performance Inception Date	Jul. 31, 2023
Net Assets	$ 86,077,778
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 276,262
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.7%(1)
Financials	12.7%
Health Care	12.4%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	6.2%
Energy	3.8%
Utilities	2.2%
Materials	1.9%
Real Estate	1.9%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities(2)	0.1%
Total	100.0%

(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and other assets in excess of liabilities.

ASSET WEIGHTING (as a % of Net Assets)

Material Fund Change Name [Text Block]
Material Fund Changes
Effective April 22, 2024, the Fund’s name changed to Astoria US Equal Weight Quality Kings ETF. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024, at www.astoriaadvisorsetfs.com. You may request a copy of the Fund’s prospectus by calling (215) 882-9983.